LAND USE RIGHT (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) a	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2018 CNY (¥) a
LAND USE RIGHT
Land Use Right, Gross	$ 4,953,000		¥ 34,057,000			¥ 34,057,000
Land Use Right, Accumulated Amortization	(274,000)		(1,155,000)			(1,885,000)
Land use right, net	$ 4,679,000		32,902,000			¥ 32,172,000
Area of Land | a	39,000					39,000
Land use right, term of contract					50 years
Amortization Expense for Land Use Right	$ 106,000	¥ 730,000	1,155,000	¥ 0
Payments to Acquire Land Held-for-use					¥ 51,678,000
Land use right, pledged as collateral			¥ 32,902,000			¥ 32,172,000